Stock Options - Summary of Activity in Stock Option Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	29,500	29,500
Shares, Granted
Shares, Exercised
Shares, Forfeited
Shares, Expired	(19,500)
Shares, Outstanding at end of year	10,000	29,500
Shares, Options exercisable at year-end	10,000	29,500
Weighted Average Exercise Price, Outstanding at beginning of year	$ 25.42	$ 25.42
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Expired	$ 20.50
Weighted Average Exercise Price, Outstanding at end of year	$ 35.00	$ 25.42
Weighted Average Exercise Price, Options exercisable at year-end	$ 35.00	$ 25.42